CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (73,151)	$ (58,583)
Adjustments to reconcile net loss to net cash flows from operating activities:
Amortization and depreciation	7,128	6,450
Amortization of debt issuance costs	1,563	1,319
Bad debt reserve	4,926	4,783
Loss on change in fair value of warrants	606
Equity-based compensation	543	468
Phantom unit expense	7,242	271
Gain on forgiveness of debt	(10,900)
Deferred income tax benefit	(1,720)	(1,144)
Change in operating assets and liabilities (net of effects of acquisitions):
Accounts receivable	(2,567)	(10,235)
Contract assets	(13,627)	11,731
Other current assets	117	(1,557)
Prepaid expenses	(2,470)	695
Operating lease assets	(36)	716
Accounts payable	5,616	15,099
Accrued expenses	16,670	(863)
Other noncurrent assets	(89)	(601)
Contract liabilities	610	1,114
Operating lease liabilities	(522)	(1,176)
Other liabilities	200	31
Net Cash used in Operating Activities	(59,861)	(31,482)
Cash flows from investing activities:
Property and equipment purchases	(1,971)	(1,288)
Intangible asset purchases	(2,031)	(218)
Net Cash used in Investing Activities	(4,002)	(1,506)
Cash flows from financing activities:
Net borrowings (payments) on line of credit	543	(6,578)
Proceeds from long-term debt	42,254	30,778
Repayments of long-term debt	(3,000)	(2,254)
Financing costs paid	(2,771)	(603)
Proceeds from warrant exercise	32,490
Payments of deferred offering costs	(1,057)
Net Cash provided by Financing Activities	68,459	21,343
Net change in cash	4,596	(11,645)
Cash at the beginning of the period	6,021	17,666
Cash at the end of the period	10,617	6,021
Supplemental disclosure of cash flow information:
Cash paid for interest	8,366	6,413
Fair value of warrants issued as debt discount	$ 773